Initial Public Offering (Details) - $ / shares		6 Months Ended	12 Months Ended
	Nov. 17, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of units		23,000,000	23,000,000
Sale of stock price per unit	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	3,000,000	3,000,000	3,000,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit		$ 10.00
Class A Common Stock [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit		$ 11.50	$ 11.50